Share-Based Compensation - Equity Award Modification (Details) - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Apr. 07, 2023
Share-Based Compensation
Share-based compensation expense	$ 2,409	$ 2,366	$ 334	$ 9,655
Severance agreement
Share-Based Compensation
Options vested and exercisable					59,594
Share-based compensation expense				$ 600